Note 14 - Earnings Per Share	12 Months Ended
Jan. 31, 2013
Earnings Per Share [Text Block]
Note 14 - Earnings Per Share

The following table sets forth the computation of basic and diluted earnings per share (“EPS”):

Year Ended	January 31, 2013	January 31, 2012	January 31, 2011

Net income for purposes of calculating basic and diluted earnings per share	15,996	12,026	11,539
(number of shares in thousands)
Weighted average shares outstanding	62,556	62,218	61,523
Dilutive effect of employee stock options	1,279	1,182	1,365
Dilutive effect of restricted and performance share units	25	-	-
Weighted average common and common equivalent shares outstanding	63,860	63,400	62,888
Earnings per share
Basic	0.26	0.19	0.19
Diluted	0.25	0.19	0.18

For the years ended January 31, 2013, 2012 and 2011, respectively, 40,000, 15,000 and 219,607 options were excluded from the calculation of diluted EPS as those options had an exercise price greater than or equal to the average market value of our common shares during the applicable periods and their inclusion would have been anti-dilutive. Additionally, for 2013, 2012 and 2011, respectively, the application of the treasury stock method excluded 7,500, 418,480 and 222,500 options from the calculation of diluted EPS as the assumed proceeds from the unrecognized stock-based compensation expense of such options that are attributed to future service periods made such options anti-dilutive.